ORGANIZATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 01, 2013	Dec. 31, 2012
Deferred Cost Of Reinsurance [Line Items]
Amortization of deferred cost of reinsurance	$ 8	$ 8	$ 4
Transferred Or Ceded Assets (Net of Ceding commissions [Abstract]
Fixed Maturities	906	878
Cash	176	47	$ 139		$ 151
Policy loans	159	151
Transferred Liabilities [Abstract]
Future policyholder benefits and other policyholders liabilities	389	389
Accelerated Amortization Of Assets And Liabilities [Abstract]
Value of business acquired	9	7
Deferred policy acquisition costs	364	292
Deferred Cost of Reinsurance	63	71
Protective Life
Deferred Cost Of Reinsurance [Line Items]
Ceding commission				$ 370
Transferred Or Ceded Assets (Net of Ceding commissions [Abstract]
Fixed Maturities				1,102
Cash				74
Policy loans				132
Total assets transferred or ceded (Net of Ceding Commission)				1,308
Transferred Liabilities [Abstract]
Future policyholder benefits and other policyholders liabilities				1,334
Amounts due to reinsurer				40
Total liabilities transferred				1,374
Accelerated Amortization Of Assets And Liabilities [Abstract]
Value of business acquired	$ 117	117		117
Deferred policy acquisition costs				71
Initial Fee Liability				(27)
Net accelerated amortization of assets and liabilities				161
Deferred Cost of Reinsurance				$ 95
Change in Estimates | Deferred Cost Of Reinsurance And Equity Accounting Error
Deferred Cost Of Reinsurance [Line Items]
Amortization of deferred cost of reinsurance		$ 12